AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MARCH 17, 2016

File Nos. 333-156770 and 811-22264

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

PRE-EFFECTIVE AMENDMENT NO. ☐

POST-EFFECTIVE AMENDMENT NO. 24 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

AMENDMENT NO. 29 ☒

THE MOTLEY FOOL FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

Motley Fool Asset Management, LLC

2000 Duke Street, Suite 175

Alexandria, VA 22314

(Address of Principal Executive Offices, Zip Code)

(703) 302-1100

(Registrant’s Telephone Number, including Area Code)

Denise Coursey
Motley Fool Asset Management, LLC

2000 Duke Street, Suite 175

Alexandria, VA 22314

(Name and Address of Agent for Service)

Copy to:

Christopher D. Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW
Washington, DC 20004

It is proposed that this filing will become effective (check appropriate box):

☒           immediately upon filing pursuant to paragraph (b) of rule 485

☐            on (date) pursuant to paragraph (b)(1)(v) of rule 485

☐            60 days after filing pursuant to paragraph (a)(1) of rule 485

☐            on (date) pursuant to paragraph (a)(1) of rule 485

☐            75 days after filing pursuant to paragraph (a)(2) of rule 485

☐            on (date) pursuant to paragraph (a)(2) of rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 24 relates to Investor Shares and Institutional Shares of the Motley Fool Independence Fund, Motley Fool Great America Fund and Motley Fool Epic Voyage Fund (the “Funds”), separate series of The Motley Fool Funds Trust. The purpose of this filing is to file risk/return summary information for the Funds in interactive data format.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly cause this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Alexandria, and the Commonwealth of Virginia, on the 16th day of March, 2016.

The Motley Fool Funds Trust

/s/ Denise Coursey
Denise Coursey
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Denise Coursey	President	March 16, 2016
Denise Coursey

/s/ Greg Haygood	Treasurer	March 16, 2016
Greg Haygood

/s/ Randal Coon*	Trustee	March 16, 2016
Randal Coon

/s/ Kathleen A. O’Neil*	Trustee	March 16, 2016
Kathleen A. O’Neil

/s/ Carl G. Verboncoeur*	Trustee	March 16, 2016
Carl G. Verboncoeur

* /s/ Denise Coursey
Denise Coursey

*                 Attorney-in-Fact pursuant to powers of attorney for Randal Coon, Denise Coursey, Kathleen O’Neil and Carl Verboncoeur dated June 10, 2015.

EXHIBIT INDEX

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase